Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
INTANGIBLE ASSETS NET	$ 34,973	$ 37,323
Less: accumulated amortization	(20,562)	(14,789)
Trademark and license [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
INTANGIBLE ASSETS NET	11,755	11,030
Software [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
INTANGIBLE ASSETS NET	$ 43,780	$ 41,082